10. Deferred taxes (Details 1) - TIM Celular S.A. ("TIM Celular") [Member] R$ in Thousands	Dec. 31, 2017 BRL (R$)
DeferredTaxesLineLineItems [Line Items]
2018	R$ 116,022
Carryforward losses	116,022
Temporary differences	(190,758)
Total credits recoverable	R$ (74,736)